Putnam
Genesis
Fund

ANNUAL REPORT
August 31, 1996

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

Dear Shareholder:

Putnam Genesis Fund has performed quite well since its inception on December 28, 1995, rising 11.41% at net asset value (NAV) and 4.99% at public offering price (POP) through August 31, 1996. It will be made available to the public on November 1, 1996, as part of Putnam's emphasis on international investing. Indeed, Putnam believes that international investments may have an important place in a diversified portfolio and that now is a particularly good time to look abroad for both growth and attractive values.

Your fund is managed with a bottom-up approach; Putnam Management focuses on finding promising individual companies before considering broader economic trends. The fund targets small to medium-size international companies with capitalizations of between $500 million and $2 billion, selecting firms from across the spectrum of economic sectors. Initially, fund management screens thousands of companies, searching for attractive and proven earnings growth rates and relatively inexpensive valuations. In narrowing this universe of potential candidates to roughly 120 stocks, the managers consider asset values, return on equity, and management strength. Finally, a team of porfolio managers and analysts personally visit many of the companies in which the fund invests.

International small to midsize companies often attract less attention from analysts than do comparably sized U.S. firms. This may allow the fund to benefit from stocks that are not understood by the market -- those companies whose earnings potential or asset value is underestimated. Furthermore, smaller companies may be attractive takeover targets, particularly with recent liberalization of merger and acquisition laws in many countries. When a company is bought by another, often the stock price is positively affected. Another important aspect of investing in international small and midcap companies is that, typically, their performance is influenced by different factors from those of other asset classes -- including domestic small-cap companies.

The fund's holdings span many different industries in various countries. Your fund owns shares of Altana, a pharmaceutical company, and SGL Carbon, a developer of advanced materials, both headquartered in Germany. The fund also purchased shares of Glory, a vending machine maker, and Futaba, the world's largest producer of vacuum-fluorescent displays; both firms are located in Japan, where general economic conditions remain mixed. Putnam Management believes, however, that these companies may be able to grow earnings whatever the prevailing conditions in Japan.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP COUNTRY ALLOCATIONS (8/31/96)*]

Japan               20.4%
Malaysia            10.3%
United Kingdom       9.9%
Germany              9.2%
Hong Kong            8.3%

Footnote reads:
*Based on net assets. Country weightings will vary over time.

Other promising holdings come from Europe; in the Netherlands, your fund owns shares of Getronics, an electronics firm; Sweden's Autoliv is a fast-growing automobile parts supplier; in the United Kingdom, your fund owns shares of Securicor, a firm with interests in security services and cellular communications.

We are generally optimistic about investing conditions abroad in the coming months. Your fund's managers continue to find companies with steady, strong earnings growth, many of which appear more attractively valued than their U.S. counterparts. Finally, we thank you for participating in Putnam's incubated funds program.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

October 16, 1996

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/96, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Genesis Fund is designed for investors seeking capital appreciation through common stocks of small and midcap capitalization companies located outside the United States.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIOD ENDED 8/31/96

                                              MSCI
                                              EAFE
                          NAV       POP      Index
----------------------------------------------------------------------
Life of fund
since 12/28/95          11.41%     4.99%     1.68%
----------------------------------------------------------------------
TOTAL RETURN FOR PERIOD ENDED 9/30/96
(most recent calendar quarter)

                          NAV       POP
----------------------------------------------------------------------
Life of fund
since 12/28/95          14.35%     7.76%     4.39%
----------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge. Fund performance reflects an expense limitation. Without the limitation, performance would have been lower. Short-term results are not necessarily indicative of future results.



[GRAPHIC WORM CHART OMITTED: GROWTH OF A $10,000 INVESTMENT]
Cumulative total return of a $10,000 investment since 12/28/95

Starting value                        (Insert ending Total)
$ 9,425     Fund's class A shares at POP           $10,449
$10,000                  MSCI EAFE Index           $10,168

(plot points for 10-year total return mountain chart)

                               MSCI EAFE
Date/year    Fund at POP           INDEX

12/28/95           9,425          10,000
1/31/96            9,677          10,041
2/29/96            9,833          10,075
3/31/96           10,290          10,289
4/30/96           10,580          10,588
5/31/96           10,613          10,393
6/30/96           10,713          10,452
7/31/96           10,357          10,146
8/31/96           10,449          10,168

Footnote reads:
Past performance is no assurance of future results.


PRICE AND DISTRIBUTION INFORMATION
12/28/95 through 8/31/96

----------------------------------------------------------------------
Distributions (number)*       0
----------------------------------------------------------------------
Income                       --
----------------------------------------------------------------------
Capital gains                --
----------------------------------------------------------------------
Long-term                    --
----------------------------------------------------------------------
Short-term                   --
----------------------------------------------------------------------
Total                        --
----------------------------------------------------------------------
Share value:            NAV      POP
----------------------------------------------------------------------
12/28/95 (inception)  $8.50     $9.02
----------------------------------------------------------------------
8/31/96                9.47     10.05
----------------------------------------------------------------------

* The fund made no distribution during the reporting period. It will make its initial distribution before the end of calendar 1996.



TERMS AND DEFINITIONS

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge.

COMPARATIVE BENCHMARKS

MSCI Europe, Australia and Far East (EAFE) tracks approximately 1,045 equity securities in 18 countries. All values are expressed in U.S. dollars.

The indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants
August 31,1996

To the Trustees and Shareholders of
Putnam Genesis Fund

We have audited the accompanying statement of assets and liabilities of Putnam Genesis Fund, including the portfolio of investments owned, as of August 31, 1996, and the related statement of operations and the statement of changes in net assets and the financial highlights for the period December 28, 1995 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Genesis Fund as of August 31, 1996, the results of its operations and the changes in its net assets and the financial highlights for the period December 28, 1995 (commencement of operations) to August 31, 1996 in conformity with generally accepted accounting principles.

                                             Coopers & Lybrand L.L.P.

Boston, Massachusetts

October 15, 1996




Portfolio of investments owned
August 31, 1996

COMMON STOCKS  (96.4%) *
NUMBER OF SHARES                                                                                                 VALUE

Australia  (5.2%)
----------------------------------------------------------------------------------------------------------------------
           35,000  Goodman Fielder Ltd. ADR                                                                    $36,222
           15,000  QBE Insurance Group Ltd.                                                                     90,060
                                                                                                            ----------
                                                                                                               126,282

Austria  (2.6%)
----------------------------------------------------------------------------------------------------------------------
            1,000  Mayr-Melnhof Karton AG +                                                                     46,888
              200  Mayr-Melnhof Karton AG 144A ADS +                                                             3,100
              100  VA Technolgies AG                                                                            12,772
                                                                                                            ----------
                                                                                                                62,760

Belgium  (1.4%)
----------------------------------------------------------------------------------------------------------------------
              200  Barco N.V.                                                                                   34,283

France  (4.2%)
----------------------------------------------------------------------------------------------------------------------
              700  Chargeurs S.A.                                                                               25,196
            1,000  Sommer Allibert                                                                              25,620
              200  Zodiac                                                                                       51,004
                                                                                                            ----------
                                                                                                               101,820

Germany  (9.2%)
----------------------------------------------------------------------------------------------------------------------
              200  Adidas AG 144A                                                                                8,550
              100  Altana AG                                                                                    75,574
              600  SGL Carbon AG                                                                                73,117
            1,000  SKW Trostberg AG                                                                             26,822
            2,000  Tarkett AG                                                                                   40,553
                                                                                                            ----------
                                                                                                               224,616

Hong Kong  (8.3%)
----------------------------------------------------------------------------------------------------------------------
           62,000  China Hong Kong Photo Products Holdings, Ltd.                                                29,268
           18,000  Great Eagle Holdings Ltd.                                                                    52,147
            8,000  Guoco Group Ltd.                                                                             37,972
           28,000  Manhattan Card Company Ltd.                                                                  12,584
           14,000  Varitronix International Ltd.                                                                26,436
          188,000  Yizheng Chemical Fibre Company Ltd. Class H                                                  44,009
                                                                                                            ----------
                                                                                                               202,416

Ireland  (2.1%)
----------------------------------------------------------------------------------------------------------------------
           10,142  Greencore Group PLC                                                                          50,855

Italy  (4.6%)
----------------------------------------------------------------------------------------------------------------------
            1,600  Bulgari S.P.A. +                                                                             26,942
            9,000  Danieli & Co.                                                                                55,170
              400  Luxottica Group S.P.A. ADR                                                                   30,550
                                                                                                            ----------
                                                                                                               112,662

Japan  (20.4%)
----------------------------------------------------------------------------------------------------------------------
            4,000  Futaba Industries Co. Ltd.                                                                   66,122
            2,000  Glory Ltd. (Glory Kogyo)                                                                     61,346
            3,000  Komori Corp.                                                                                 66,397
            2,000  Maruichi Steel Tube                                                                          33,979
            4,000  Nichicon Corp.                                                                               54,734
            2,000  Onward Kashiyama Co. Ltd.                                                                    27,551
            2,200  Paris Miki, Inc.                                                                             88,695
            1,100  Santen Pharmaceutical                                                                        23,841
           10,000  Toho Bank Ltd.                                                                               72,183
                                                                                                            ----------
                                                                                                               494,848

Malaysia  (10.3%)
----------------------------------------------------------------------------------------------------------------------
           12,000  Carlsberg Brewery of Malaysia                                                                81,829
            7,000  Edaran Otomobil Nasional Berhad                                                              73,004
            8,000  Malaysian Assurance Alliance                                                                 43,963
           10,000  Sungei Way Holdings Berhad                                                                   50,542
                                                                                                            ----------
                                                                                                               249,338

Netherlands  (5.0%)
----------------------------------------------------------------------------------------------------------------------
              800  Baan Co., N.V.                                                                               25,500
            1,600  Getronics Electric N.V.                                                                      38,916
              600  Grolsch N.V.                                                                                 24,997
              600  IHC Caland N.V.                                                                              32,511
                                                                                                            ----------
                                                                                                               121,924

New Zealand  (1.6%)
----------------------------------------------------------------------------------------------------------------------
           13,000  Air New Zealand Ltd. Class B                                                                 38,823

Singapore  (3.2%)
----------------------------------------------------------------------------------------------------------------------
          198,000  Informatics Holdings Ltd.                                                                    75,341
            1,000  Venture Manufacturing Ltd.                                                                    1,600
                                                                                                            ----------
                                                                                                                76,941

Spain  (2.5%)
----------------------------------------------------------------------------------------------------------------------
            1,000  Mapfre Vida Seguros                                                                          59,885

Sweden  (3.6%)
----------------------------------------------------------------------------------------------------------------------
            2,000  Autoliv AB                                                                                   65,945
            1,000  Sandvik AB Class B                                                                           22,787
                                                                                                            ----------
                                                                                                                88,732

Switzerland  (2.3%)
----------------------------------------------------------------------------------------------------------------------
               50  Baer Holdings AG                                                                             55,426

United Kingdom  (9.9%)
----------------------------------------------------------------------------------------------------------------------
            3,000  Molins PLC                                                                                   42,508
           24,961  Securicor PLC                                                                               105,167
           24,600  Weir Group PLC (The)                                                                         92,132
                                                                                                            ----------
                                                                                                               239,807
                                                                                                            ----------
                   Total Common Stocks  (cost $2,190,517)                                                  $ 2,341,418

WARRANTS  (0.3%) * +
NUMBER OF WARRANTS                                                                         EXPIRATION DATE       VALUE
----------------------------------------------------------------------------------------------------------------------
              150  Rieter Holdings Ltd. (Switzerland)                                              2/28/97       $ 131
            8,250  Southern Bank (Malaysia)                                                        6/17/01       8,329
                                                                                                            ----------
                   Total Warrants (cost $2,544)                                                               $ 8,460

SHORT-TERM INVESTMENTS (4.6%) * (cost $112,033)
PRINCIPAL AMOUNT                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------------
         $112,000  Interest in $ 883,204,000 joint repurchase agreement dated August
                   30,1996 with Goldman, Sachs and Co. due September 3,1996 with respect to U.S. Treasury obligations-maturity value
                   of $112,066 for an effective yield of 5.26%                                               $ 112,033
----------------------------------------------------------------------------------------------------------------------
                   Total Investments (cost $2,305,094) ***                                                  $2,461,911
----------------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $2,428,728.

*** The aggregate identified cost on a tax basis is $2,324,845, resulting in gross unrealized appreciation and depreciation of $195,318 and $58,252, respectively, or net unrealized appreciation of $137,066.

+   Non-income-producing security.

    ADR or ADS after the name of a foreign holding stands for American Depository Receipt or American Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

----------------------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at August 31, 1996

                   Market    Aggregate Face  Delivery    Unrealized
                   Value         Value         Date     Depreciation
----------------------------------------------------------------------------------------------------------------------
Japanese Yen     $452,705      $447,852      1/6/97       ($4,853)
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1996

Assets
-------------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $2,305,094)(Note 1)                    $2,461,911
-------------------------------------------------------------------------------------------------------
Cash                                                                                                184
-------------------------------------------------------------------------------------------------------
Dividends and other receivables                                                                   2,401
-------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                               75
-------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                        3,506
-------------------------------------------------------------------------------------------------------
Total assets                                                                                  2,468,077

Liabilities
-------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                      8,339
-------------------------------------------------------------------------------------------------------
Payable for organizational expenses  (Note 1)                                                     3,662
-------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                       4,853
-------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                           22,495
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                                39,349
-------------------------------------------------------------------------------------------------------
Net assets                                                                                   $2,428,728

Represented by
-------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                           $2,174,408
-------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                     62,896
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                                       42,417
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities
in foreign currencies                                                                           152,007
-------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                    $2,428,728

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share  ($2,428,728 divided by
256,489 shares)                                                                                   $9.47
-------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $9.47)*                                                   $10.05
-------------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an intregal part of these financial statements.





Statement of operations
For the period December 28, 1995 (commencement of operations) to August 31, 1996

Investment Income
---------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $4,308)                                                          $29,316
---------------------------------------------------------------------------------------------------------
Interest                                                                                            6,020
---------------------------------------------------------------------------------------------------------
Total investment income                                                                            35,336

Expenses:
---------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                                   18,596
---------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                      2,761
---------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                     388
---------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                             3,687
---------------------------------------------------------------------------------------------------------
Auditing                                                                                           16,305
---------------------------------------------------------------------------------------------------------
Legal                                                                                               5,661
---------------------------------------------------------------------------------------------------------
Postage                                                                                                54
---------------------------------------------------------------------------------------------------------
Registration fees                                                                                     774
---------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                        156
---------------------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                                    (19,557)
---------------------------------------------------------------------------------------------------------
Total expenses                                                                                     28,825
---------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                         (3,625)
---------------------------------------------------------------------------------------------------------
Net expenses                                                                                       25,200
---------------------------------------------------------------------------------------------------------
Net investment income                                                                              10,136
---------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                                   42,417
---------------------------------------------------------------------------------------------------------
Net realized gain on forward currency contracts and foreign currency translation (Note 1)          32,858
---------------------------------------------------------------------------------------------------------
Net unrealized depreciation of forward currency contracts and foreign currency translation
during the period                                                                                  (4,810)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                                      156,817
---------------------------------------------------------------------------------------------------------
Net gain on investments                                                                           227,282
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                             $237,418
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                          For the period
                                                                                       December 28, 1995
                                                                                        (commencement of
                                                                                          operations) to
                                                                                              August 31,
                                                                                                    1996
--------------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                                                            $10,136
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                75,275
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in foreign currencies      152,007
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                             237,418
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                191,310
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                     428,728
--------------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                   2,000,000
--------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $62,896)                      $2,428,728
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
                                                                   For the period
                                                                December 28, 1995
                                                                    (commencement
                                                                    of operations)
                                                                     to August 31
                                                       --------------------------
                                                                             1996*
                                                       --------------------------
Net asset value, beginning of period                                        $8.50
---------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------
Net investment income                                                         .04(c)
---------------------------------------------------------------------------------
Net realized and unrealized gain on investments                               .93
---------------------------------------------------------------------------------
Total from investment operations                                              .97
---------------------------------------------------------------------------------
Net asset value, end of period                                              $9.47
---------------------------------------------------------------------------------
Total investment return at net asset value (%) (a)                          11.41(d)
---------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $2,429
---------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (b)                              1.26(c)(d)
---------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                      .44(c)(d)
---------------------------------------------------------------------------------
Portfolio turnover (%)                                                      55.87(d)
---------------------------------------------------------------------------------
Average commission rate paid                                               $.0181
---------------------------------------------------------------------------------

* Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(a) Total investment return does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $0.08 per share.

(d) Not annualized.




Notes to financial statements
August 31, 1996

Note 1
Significant accounting policies

This fund is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks capital appreciation by investing primarily in equity securities of small-and mid-capitalization companies whose principal place of business is located outside of the United States or whose securities are principally traded on foreign markets.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, on its principal exchange or if no sales are reported-as in the case of some securities traded over-the-counter -
- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

 B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S.dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

These differences include treatment of organization expenses, unrealized gain on passive foreign investment companies and realized and unrealized gains and losses on forward foreign currency contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended August 31, 1996, the fund reclassified $52,760 to increase undistributed net investment income and $19,902 to decrease paid-in-capital, with a decrease to accumulated net realized gains on investments of $32,858. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee,
administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter subject, under current law, to reduction in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 1997, to the extent that expenses of a fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense credits from Putnam Fiduciary Trust Company ("PFTC"), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period December 28, 1995 (commencement of operations) to August 31, 1996, fund expenses were reduced by $3,625 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $100 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Trustees have approved payment by the fund at an annual rate of 0.35% of the average net assets. The fund is not currently making any payments pursuant to the Plan.

During the period December 28, 1995 (commencement of operations) to August 31, 1996, Putnam Mutual Funds Corp., acting as underwriter, received no monies from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the period December 28, 1995 (commencement of operations) to August 31, 1996, purchases and sales of investment securities other than short-term investments aggregated $3,364,508 and $1,213,796, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                          For the period
                         December 28, 1995
                         (commencement of

                          operations) to
                         August 31, 1996
----------------------------------------------------
                       Shares        Amount
----------------------------------------------------
Shares sold            21,574      $194,865
----------------------------------------------------
Shares
repurchased              (379)       (3,555)
----------------------------------------------------
Net increase           21,195      $191,310
----------------------------------------------------


Note 5
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on October 31, 1994. During the period October 31, 1994 to December 28, 1995 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000, less $3,662 of initial offering expenses, and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly- owned subsidiary of Putnam Investments, Inc. on December 28, 1995.

At August 31, 1996, Putnam Management owned 235,294 shares of the fund (91.74% of shares outstanding), valued at $2,228,234.



Federal tax information
(Unaudited)

For the period, dividends from foreign countries were $33,624 or $.131 per share. Taxes paid to foreign countries were $4,308 or $.017 per share.

The Form 1099 you receive in January 1997 will show the tax status of all distributions paid to your account in calendar 1996.



Fund information


INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.


TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike


OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Tim Ferguson
Vice President

Brett C. Browchuk
Vice President

Anthony W. Regan
Vice President

Justin Scott
Vice President and Fund Manager

Robert Swift
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Genesis Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

27665-2AZ        10/96